NONCONTROLLING INTEREST (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	May 31, 2022	Dec. 31, 2019
Movements in Noncontrolling interest
Noncontrolling interest at the beginning of the year	$ (6,905)
Net loss attributable to noncontrolling interest		$ (125)
Noncontrolling interest at the end of the year			$ (6,905)
Xishe Xianglin (Tianjin) Business Operation & Management Co., Ltd.
NONCONTROLLING INTEREST
Noncontrolling interest, ownership percentage by noncontrolling owners			49.00%	49.00%	49.00%	49.00%
Movements in Noncontrolling interest
Noncontrolling interest at the beginning of the year	(6,905)	$ (173,820)	$ (173,820)	$ (178,806)
Net loss attributable to noncontrolling interest			(7,048)	(4,146)
Deconsolidated noncontrolling interest			173,820
Foreign currency translation adjustment attributable to noncontrolling interest			143	9,132
Reclassified to retained deficits - January 1, 2022			7,048
Reclassified to accumulated other comprehensive income - January 1, 2022	$ (143)
Noncontrolling interest at the end of the year			$ (6,905)	$ (173,820)